Equity (Details) - USD ($)															1 Months Ended		12 Months Ended
	Jul. 16, 2025	Jul. 15, 2025	Jul. 09, 2025	Jun. 05, 2025	Jun. 03, 2025	May 14, 2025	Apr. 01, 2025	Mar. 03, 2025	May 24, 2024	May 22, 2024	Feb. 06, 2024	Jan. 27, 2024	Jan. 17, 2024	Nov. 17, 2023	Dec. 31, 2024	Nov. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2025	Jul. 01, 2025	Aug. 31, 2024	Apr. 01, 2024	Mar. 14, 2024	Feb. 28, 2023
Equity [Line Items]
Principal amount of converted debt (in Dollars)																	$ 563,819
Common stock, shares issued															13,868,484		25,053,193	13,868,484
Cash repayments (in Dollars)																	$ 203,026
Warrant to purchase shares					1,000,000															500,000
Restricted shares		1,000,000
Initial exercise price per share (in Dollars per share)															$ 117,277
Rent payment (in Dollars)																	$ 383,526	$ 271,827
Compensation shares																	550,000
Common stock amounting (in Dollars)																	$ 1,062,500
Shares not yet issued																	100,000
Stock based compensation value not issued (in Dollars)																	$ 105,000
Compensated an employee amount																	1,815,193
Compensated an employee shares (in Dollars)																	$ 2,501,691
Payment for a former employee’s compensation																	14,792
Former employee compensation (in Dollars)																	$ 43,849
Shares of vested		200,000
Issued and outstanding percentage											14.70%
Exercise price (in Dollars per share)		$ 2.5			$ 2.5															$ 1
Outstanding liability owned (in Dollars)		$ 500,000
Shares exercised		1,000,000														470,833			216,251					529,167
Consulting fee (in Dollars)																$ 383,500
Land (in Dollars)																$ 7,670,000
Warrant [Member]
Equity [Line Items]
Warrant to purchase shares											1,000,000
Exercise price (in Dollars per share)											$ 2
Common Stock [Member]
Equity [Line Items]
Issuance of common stock																	3,354,475
Common stock shares rent payment																	333,456
Issued and outstanding percentage																	5.00%
Several Agreements [Member]
Equity [Line Items]
Issuance of common stock																		399,384
Average issuance price (in Dollars per share)																		$ 0.68
Definitive Agreement [Member]
Equity [Line Items]
Outstanding liability owned (in Dollars)											$ 500,000
Shuling Jiang [Member]
Equity [Line Items]
Restricted shares	200,000
Restricted stock prepaid (in Dollars)	$ 330,000
Shuling Jiang [Member] | Director [Member]
Equity [Line Items]
Ownership percentage																					10.00%
BioLite Taiwan [Member]
Equity [Line Items]
Ownership percentage																					90.00%
Pre-Existing Warrants [Member]
Equity [Line Items]
Sale of shares									200,000
Private Placement [Member]
Equity [Line Items]
Common stock, shares issued																	3,354,475
Lind Note [Member]
Equity [Line Items]
Conversion shares																		905,303
Principal amount of converted debt (in Dollars)																		$ 811,175
2nd Lind Note [Member]
Equity [Line Items]
Principal amount of converted debt (in Dollars)								$ 400,000
Common stock, shares issued															800,000			800,000
Repayment of principal of 2nd lind note (in Dollars)																		$ 800,000
Unpaid cash (in Dollars)																		$ 127,759
2nd Lind Note [Member] | Warrant [Member]
Equity [Line Items]
Warrant to purchase shares														1,000,000
Purchase warrant term														5 years
Exercise price (in Dollars per share)														$ 2
2nd Lind Note [Member] | Common Stock [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)															$ 1			$ 1
Warrant to purchase shares																						400,000
3rd Lind Note [Member]
Equity [Line Items]
Principal amount of converted debt (in Dollars)			$ 1,000,000	$ 1,000,000		$ 1,000,000	$ 1,000,000	$ 1,000,000
Number of shares issued on conversion			936,239	936,239		936,239	936,239	936,239
3rd Lind Note [Member] | Warrant [Member]
Equity [Line Items]
Warrant to purchase shares													1,000,000
Purchase warrant term													5 years
Exercise price (in Dollars per share)													$ 2
2016 Equity Incentive Plan [Member]
Equity [Line Items]
Service fee (in Dollars)												$ 1,935,755
Issued and outstanding percentage																	15.00%
2016 Equity Incentive Plan [Member] | Director [Member]
Equity [Line Items]
Restricted shares												1,302,726
2016 Equity Incentive Plan [Member] | Common Stock [Member]
Equity [Line Items]
Issued and outstanding percentage																	15.00%
Convertible Notes Payable [Member] | 2nd Lind Note [Member]
Equity [Line Items]
Cash repayments (in Dollars)																		$ 327,017
Lind Note [Member] | 3rd Lind Note [Member]
Equity [Line Items]
Principal amount of converted debt (in Dollars)			$ 200,000	$ 200,000		$ 200,000	$ 200,000	$ 200,000
Lind Global Fund II, LP (“Lind”) [Member]
Equity [Line Items]
Initial exercise price per share (in Dollars per share)									$ 187,000
Purchase warrant term		5 years
Investor [Member]
Equity [Line Items]
Received amount (in Dollars)															$ 31,040			$ 31,040
Subscription shares															41,387			41,387
Shuling [Member]
Equity [Line Items]
Restricted shares		2,035,136			2,035,136
Purchase of land		2,035,136
Shares exercised		1,000,000
AiBtl [Member]
Equity [Line Items]
Common stock, shares issued																							1,610,700
Restricted Shares [Member]
Equity [Line Items]
Shares not yet issued																	100,000
Stock based compensation value not issued (in Dollars)																	$ 254,000
Unregistered Shares [Member]
Equity [Line Items]
Issuance of common stock																	3,305,303
Common Stock [Member]
Equity [Line Items]
Share price (in Dollars per share)					$ 1.65						$ 3.5
Common Stock [Member] | Definitive Agreement [Member]
Equity [Line Items]
Restricted shares											703,496
Minimum [Member]
Equity [Line Items]
Initial exercise price per share (in Dollars per share)										$ 0.75
Minimum [Member] | Private Placement [Member]
Equity [Line Items]
Share price (in Dollars per share)																	$ 0.6
Minimum [Member] | 2nd Lind Note [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)															$ 0.7907			$ 0.7907
Maximum [Member] | 2nd Lind Note [Member]
Equity [Line Items]
Conversion price per share (in Dollars per share)															$ 0.4932			$ 0.4932
Maximum [Member] | Unregistered Shares [Member] | Private Placement [Member]
Equity [Line Items]
Share price (in Dollars per share)																	$ 1.95